Document and Entity Information	Apr. 30, 2025
Details
Registrant CIK	0001131903
Registrant Name	SPECTRAL CAPITAL CORPORATION
SEC Form	8-K/A
Period End date	Apr. 30, 2025
Tax Identification Number (TIN)	51-0520296
Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K originally filed by Spectral Capital Corporation on May 7, 2025 (the 'Original Report'), is being filed to address a comment received from the Staff of the Securities and Exchange Commission. Specifically, the Company is amending Item 4.02 to provide complete and accurate disclosure regarding the Company's conclusion that certain previously issued financial statements should no longer be relied upon. The amendment clarifies that the prior incorporation by reference to certain paragraphs under Item 4.01 was incorrect and that the Board of Directors, in the absence of an audit committee, discussed the relevant matters with the Company's independent registered public accounting firm, MG&A, as required under Item 4.02(b) of Form 8-K. The revised disclosure now includes all required elements of Item 4.02(b) and supersedes the related disclosures in the Original Report in their entirety. No other changes have been made to the Original Report.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-50274
Entity Address, Address Line One	701 Fifth Avenue
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	262-7799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	true